Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation and basis of preparation

Principles of consolidation and basis of preparation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited financial statements.

Management has prepared the accompanying consolidated financial statements and these notes in accordance with generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Non-controlling interest

Non-controlling interest

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not entitled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the consolidated statements of operations and comprehensive loss as an allocation of the total loss for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Foreign currency translation

Foreign currency translation

The accompanying consolidated financial statements are presented in the United States Dollars (“USD” or “$”), which is the reporting currency of the Company. The functional currency of the Company’s subsidiaries in Hong Kong is Hong Kong Dollars (“HKD” or “HK$”), its other subsidiaries which are incorporated in British Virgin Islands and Singapore is United States Dollars and Singapore Dollars, respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

The Company’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

Translation of amounts from HKD into USD has been made at the following exchange rates:

	March 31, 2026	March 31, 2025	March 31, 2024
Year-end $: HK$ exchange rate	7.84	7.78	7.83
Year average $: HK$ exchange rate	7.80	7.79	7.82
Year-end $: SG$ exchange rate	1.29	N/A	N/A
Year average $: SG$ exchange rate	1.29	N/A	N/A

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents represent cash on hand and time deposits, which are unrestricted as to withdrawal or use, and which have original maturities less than three months.
Prepayments	Prepayments Prepayments are mainly payments made to vendors or services providers for future services that have not been provided. These amounts are non-refundable and bear no interest.
Deposits and other current assets, net

Deposits and other current assets, net

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net, primarily consists of other receivables from third parties. These amounts are non-refundable, unsecured and bear no interest. Management reviews periodically to determine if the allowance is adequate and adjusts the allowance when necessary.

Loan receivable, net

Loan receivable, net

Loan receivable represents cash advanced to the borrowers. These amounts are secured and interest bearing. Management reviews periodically to determine if the allowance is adequate and adjusts the allowance when necessary.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and any impairment losses. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the property and equipment are as follows:

Leasehold improvements	2 years
IT equipment	2 – 3 years
Furniture & fixtures	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s statements of operations and comprehensive income. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, representing property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2026, 2025 and 2024, no impairment of long-lived assets was recognized.

Investments

Investments

Investments in which the Company does not have the ability to exercise significant influence over operating and financial matters are accounted for in accordance with ASC 321, Investments - Equity Securities. Investments without readily determinable fair values are accounted for using the measurement alternative which is at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company periodically evaluates its investments for impairment due to declines considered to be other than temporary. If the Company determines that a decline in fair value is other than temporary, then a charge to earnings is recorded in the accompanying consolidated statements of operations and comprehensive loss, and a new basis in the investment is established. As of March 31, 2026, 2025 and 2024, no impairment of investments was recognized.

Lease

Lease

Effective April 1, 2021, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease right-of-use assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease right-of-use asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

Bank loans

Bank loans

Bank loans are initially recognized at fair value, net of upfront fees incurred. Bank loans are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the loan using the effective interest method.

Accounts payable	Accounts payable Accounts payable represents trade payables to vendors.
Accrued liabilities and other payables	Accrued liabilities and other payables Accrued liabilities and other payables primarily include salaries payable, other accrual and payable.
Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Revenue Recognition

Revenue Recognition

Effective April 1, 2021, the Company adopted ASC 606 “Revenue from Contracts with Customers”, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after April 1, 2021 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to April 1, 2021. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

The five-step model defined by ASC Topic 606 requires the Company to:

1.	identify its contracts with customers;

2.	identify its performance obligations under those contracts;

3.	determine the transaction prices of those contracts;

4.	allocate the transaction prices to its performance obligations in those contracts; and

5.	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company derives its revenue from three sources: (1) Design and fit out services; (2) Design only services and (3) Sales of robotics products.

(1)	Revenue from design and fit out services

The Company provides design and fit out services for both residential and commercial buildings. The Company typically collect 20% to 40% of contract sum upfront before commencement of any design work, with the remaining contract sum being collected in 1 to 2 instalments across fitting out period. When customer agrees on design concept and detailed design drawings, the Company will move on rendering fit out and construction works. These generally include decorative fittings on walls and windows, installing plumbing system and repair and replacement of fixtures. The Company usually has 5% to 10% contract sum withheld by customer as retention receivables to make sure all fit out works meet the criteria as specified in the contract. Retention receivables are collected within a 12-month period after completion of fit out works.

These contracts which the Company enters into with the clients are fixed price. There are no additional services to customer during the retention period but to ensure all goods and services meet the criteria as specified in the contract, therefore such warranty shall not be accounted for as a separate performance obligation. The Company historically incurs a very minimum cost during the retention period, the Company does not expect any significant liability to be incurred and no further provision made in the accounts. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year.

Since design and fit out services are highly customized and clients do not obtain benefit for each separate service, the Company concludes that the promises to be delivered on the contract would be one single performance obligation, therefore no allocation of the transaction price is required. The Company recognizes revenue from design and fit out services based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

The timing of the satisfaction of the Company’s performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The timing between the satisfaction of the Company’s performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

The Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontract and consultant costs, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. In situations where the estimated costs to perform exceeds the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.

As of March 31, 2026 and 2025, the Company had transaction price allocated to remaining performance for design and fit out services amounting to $2,428,524 and $4,499 which is expected to the satisfaction of a performance obligation within 12 months from March 31, 2026 and 2025 using an input measure method.

(2)	Revenue from design only services

The Company provides design only services for both residential and commercial buildings. The Company typically collect 20% to 40% of contract sum upfront before commencement of any design work, with the remaining contract sum being collected in 1-2 instalments upon written acceptance of different design stages by customer. These design only contracts are fixed price and have one single performance obligation, therefore no allocation of the transaction price is required. Satisfaction of performance obligation is dependent on customer’s written acceptance and therefore revenue from design only services is recognized at a point in time when the Company delivers final design to customer; customer has no more modifications and give a written acceptance to the Company. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 12 below.

(3)	Revenue from sale of robotics products

The Company recognize revenue when control of a promised good or service transfers to a customer. Control can transfer at a point in time. Revenue from sale of robotics products is recognized at the point in time when the control of the asset is transferred to the customer, generally on delivery of the robotics products. These robotics products typically have AI-powered analytics embedded. Invoices for products are generally issued as control transfers, which is typically upon delivery, when legal title and the significant risks and rewards of ownership have transferred to the customer.

Cost of revenues	Cost of revenues The Company’s cost of revenue is primarily comprised of the subcontracting costs, material costs, staff costs and purchase of robots. These costs are expenses as incurred.
Accounts receivable, net

Accounts receivable, net

Accounts receivable represents trade accounts due from customers. The trade receivables are all without customer collateral and interest is not accrued on past due accounts. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of March 31, 2026 and 2025, the Company made $18,416 and $38,202 allowance for expected credit loss, respectively.

Contract Assets, net and Contract Liabilities

Contract Assets, net and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized and provisions for losses. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Contract costs

Contract costs

Other than the costs which are capitalized as inventories, property, plant and equipment and intangible assets, costs incurred to fulfil a contract with a customer are capitalized as an asset if all of the following criteria are met:

a)	The costs relate directly to a contract or to an anticipated contract that we can specifically identify.

b)	The costs generate or enhance our resources that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c)	The costs are expected to be recovered.

The capitalized contract costs are charged to the statement of operations on a systematic basis that is consistent with the pattern of the revenue to which the asset related is recognized. Other contract costs are expensed as incurred.

The Company performs periodic reviews to assess the recoverability of the contract costs. The carrying amount of the asset is compared to the remaining amount of consideration. The Company expects to receive for the services to which the asset relates, less the costs that relate directly to providing those services that have not yet been recognized. If the carrying amount is not recoverable, an impairment loss is recognized. For the year ended March 31, 2026, 2025 and 2024, no impairment loss was recognized.

Receipts in advance	Receipts in advance Receipts in advance shall initially be measured at the amount of consideration received or receivable from the customer.
Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. The Current Expected Credit Losses model (“CECL”), could result in earlier recognition of credit losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Company adopted the new standard effective April 1, 2021, the first day of the Company’s fiscal year and applied to accounts receivable and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

The details of revenues and cost of revenues of the Company are as follows:

	Year ended March 31,
	2026	2025	2024
Revenues – Services	1,853,484	3,050,043	4,081,788
Revenues – Services – related parties	52,706	216,347	301,208
Revenues – Product sales	384,429	—	—
Cost of revenues – Services	(1,738,065)	(2,540,218)	(2,821,615)
Cost of revenues – Services – a related party	(27,050)	—	—
Cost of revenues – Product sales – a related party	(275,507)	—	—
Gross profit	$249,997	$726,172	$1,561,381
Gross profit margin	10.9%	22.2%	35.6%

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of promotion expense.

Selling and marketing expenses – share based compensation mainly represent the marketing expenses in relation to our business development.

Research and development expenses

Research and development expenses

Research and development costs primarily consist of employee-related expenses, including salaries and related Mandatory Provident Fund (“MPF”) related to the Company’s Robotics and AI solutions segment. Research and development costs are expensed as incurred.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including salaries and related Mandatory Provident Fund (“MPF”) costs for our operations and support personnel, office rental and property management fees, professional services fees, depreciation, travelling expenses, office supplies, utilities, communication and expenses related to general operations.

Share-based payments

Share-based payments

The Company grants share for the purpose of providing incentives and rewards to eligible employees and non-employee consultants. Employees’ share based awards and non-employees’ share-based awards are measured at the fair value of the awards on the grant date and recognized as expenses immediately at grant date if no vesting conditions are required. The fair value of the shares granted is measured on the grant date based on the closing fair market value of the Company’s ordinary shares.

Retirement benefits

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenues.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC Topic 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

Comprehensive Income

Comprehensive Income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) following ASC Topic 260, “Earnings per share.” Basic EPS is measured as the income or loss available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended March 31, 2026, 2025 and 2024.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has identified the following two major reportable segments for purposes of allocating resources and evaluating financial performance:

●	Interior design and fit out service

●	Robotics and AI Solutions Business

The Company’s CODM assesses performance for the segments and decides how to allocate resources by regularly reviewing the segment net income that also is reported as consolidated net income on the consolidated statements of operations and comprehensive income, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., selling and marketing and general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included total other income (expense), net, and income tax expenses (benefit), which are reflected in the segment and consolidated net income. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Financial instruments

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due to related parties, contract assets and contract liabilities, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the audited balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due to related parties, contract assets and contract liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 — inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In May 2025, the FASB issued an Accounting Standards Update (ASU) to clarify the guidance in Topic 606, Revenue from Contracts with Customers, and Topic 718, Compensation—Stock Compensation, on share-based payments that are granted by an entity as consideration payable to its customer. The amendments in this ASU revise the Master Glossary definition of the term performance condition for share-based consideration payable to a customer. The revised definition incorporates conditions (such as vesting conditions) that are based on the volume or monetary amount of a customer’s purchases (or potential purchases) of goods or services from the grantor (including over a specified period of time). The revised definition also incorporates performance targets based on purchases made by other parties that purchase the grantor’s goods or services from the grantor’s customers. The revised definition of the term performance condition cannot be applied by analogy to awards granted to employees and nonemployees in exchange for goods or services to be used or consumed in the grantor’s own operations. The amendments in this ASU also clarify that a grantor should not apply the guidance in Topic 606 on constraining estimates of variable consideration to share-based consideration payable to a customer. Therefore, a grantor is required to assess the probability that an award will vest using only the guidance in Topic 718. The amendments in this Update are effective for all entities for annual reporting periods, including interim reporting periods within annual reporting periods, beginning after December 15, 2026. The company is currently evaluating the impact of the update on the Company’s consolidated financial statements and related disclosures.

In July 2025, the FASB issued an Accounting Standard Update to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses, to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this Update provide (1) all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and (2) entities other than public business entities with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The amendments in this Update are expected to provide investors and other financial statement users with decision-useful information while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments n this Update are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The company is currently evaluating the impact of the update on the Company’s consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.